Average Annual Total Returns{- Fidelity® Series Real Estate Income Fund} - 07.31 Fidelity Series Real Estate Income Fund Series PRO-08 - Fidelity® Series Real Estate Income Fund	Fidelity Series Real Estate Income Fund-Default Return Before Taxes Past 1 year	Fidelity Series Real Estate Income Fund-Default Return Before Taxes Past 5 years	Fidelity Series Real Estate Income Fund-Default Return Before Taxes Past 10 years	Fidelity Series Real Estate Income Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Real Estate Income Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Real Estate Income Fund-Default After Taxes on Distributions Past 10 years	Fidelity Series Real Estate Income Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Real Estate Income Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Real Estate Income Fund-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1677 Past 1 year	F1677 Past 5 years	F1677 Past 10 years
Total	15.78%	7.88%	8.25%	14.28%	5.51%	6.19%	9.49%	5.14%	5.91%	28.71%	18.47%	16.55%	6.21%	6.24%	6.33%